Inventories - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Classes of current inventories [abstract]
Write-down of inventories recognized as an expense	¥ 67,768	¥ 22,707	¥ 27,610